Common stock	12 Months Ended
Jan. 31, 2025
Equity [Abstract]
Common stock

NOTE 8 – Common stock

Common Stock

Our undesignated common shares are all of the same class, are voting and entitle stockholders to receive dividends as defined. Upon liquidation or wind-up, stockholders are entitled to participate equally with respect to any distribution of net assets or any dividends that may be declared.

Class A Common Stock has super majority voting rights with the holder of each outstanding share of Class A Common Stock being entitled to 200 votes per share on all such matters, including, but not limited to, election of the Board of Directors.

On October 27, 2022, the registrant amended its articles of incorporation. The articles of incorporation were amended for the purposes of increasing the authorized shares of the registrant from 25,000,000 shares to 75,000,000 shares consisting of 74,500,000 shares of $0.00001 par value Common Stock and 500,000 shares of $0.00001 par value Class A Common Stock.

On July 3, 2024, the Board of Directors amended the articles of incorporation to increase the Company’s common stock by 75,000,000 shares.

Common Stock Issued During the Year Ended January 31, 2025

Stock based compensation

On May 26, 2023, the Company entered into a twelve-month stock compensation and subscription agreement with an investor relations firm that includes the issuance of 978,300 shares of restricted common stock. Upon signing the agreement, the Company issued 978,300 shares of restricted common stock and will recognize the expense over the twelve-month service period. The shares of restricted common stock will be subject to a six-month hold period from the date of issuance. During the year ended January 31, 2025, the Company recognized $12,229 of expense related to this agreement.

On August 5, 2024, the Company entered into a twelve-month stock compensation and subscription agreement with an investor relations firm that includes the issuance of 225,000 shares of restricted common stock with a fair value of $45,000. During the year ended January 31, 2025, the Company recognized $45,000 of expense related to this agreement.

Shares issued for cash

On September 25, 2024, the Company entered into an investment agreement (the “Investment Agreement”) with GHS Investments, LLC (the “Investor”), whereby the Investor has agreed to invest up to $10,000,000 to purchase shares of our common stock over a 24-month-term that commenced on September 25, 2024. Subject to the terms and conditions of the Investment Agreement and Registration Agreement, we may, in our sole discretion, deliver a put notice to the Investor which states the dollar amount which we intend to sell to the Investor on a certain date. The amount that we shall be entitled to sell to Investor shall be equal to two hundred percent (200%) of the average daily volume (U.S. market only) of the common stock for the ten (10) trading days prior to the applicable notice date so long as such amount does not exceed a calculated dollar amount per every 10 days of $500,000. The minimum amount shall be equal to $10,000. During the year ended January 31, 2025, the Investor purchased 1,122,672 restricted shares of the Company’s common stock for net proceeds of $90,919, after deducting the legal fees and clearing expenses. As consideration for entering into the purchase agreement, the Company issued 100,000 shares of common stock to the Investor as a commitment fee. The shares were valued at approximately $20,000 and were recorded as deferred financing costs on the balance sheet. The deferred charges were charged against paid-in capital from the sale of common stock under this agreement. As of January 31, 2025, deferred financing costs totaled $0.

Shares issued for conversion of notes

During the year ended January 31, 2025, the noteholder converted a total of $110,000 of the note for 867,389 shares of the Company’s common stock. See Note 6 – Long-term debt and convertible promissory notes.

Issuance of common stock and warrants in private placement

During the year ended January 31, 2025, the Company received advances of $124,693 Patricia Madaris. On January 10, 2025, Ms. Madaris converted her advance into a private placement for 1,133,574 units. Each unit consists of 1 share of our common stock and ½ warrant. See Note 12 – Related party transactions.

Cashless exercise of options

On February 21, 2024, the Company received a notice to exercise 75,000 options to purchase shares of common stock on a cashless basis resulting in the issuance of a net of 70,002 shares of common stock.

Common Stock Issued During the Year Ended January 31, 2024

During the year ended January 31, 2024, the Company issued a total of 5,666,917 shares of our common stock for conversions of $223,733 in principal and $9,547 of interest on convertible notes payable at exercise prices ranging from $0.0297 to $0.0888.

On July 17, 2023, the Company issued 476,338 units to a shareholder for $20,000 in cash proceeds. Each unit consists of 1 share of our common stock and ½ warrant. The warrants have a relative fair value of $7,915. Each warrant allows the holder to purchase one share of our common stock at a price of $0.0637. The warrants expire three years from the date of issuance. The Company valued the warrants using the Black-Scholes option-pricing model with the following key assumptions: fair value stock price, $0.0637, Exercise price, $0.0588, Term 3 years, Volatility 165%, and Discount rate 4.34% and a dividend yield of 0%.

On May 26, 2023, the Company entered into a twelve-month stock compensation and subscription agreement with an investor relations firm that includes the issuance of 978,300 shares of common stock. Upon signing the agreement, the Company issued 978,300 shares of common stock and will recognize the expense over the twelve-month service period. The shares of common stock will be subject to a six-month hold period from the date of issuance. During the year ended January 31, 2024 the Company recognized $36,686 of expense related to this agreement.